Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [abstract]
Profit for the year	$ 750	$ 376	[1],[2]	$ 265	[2]
Adjustments reconciling profit for the year to cash flow from operations	469	585		583
Cash flow from operations	1,219	961		848
Interest paid	(119)	(126)		(134)
Interest received	36	22		8
Tax paid	(243)	(211)		(86)
Net cash from operating activities	893	646		636
Cash flow from investing activities
Purchase of property, plant and equipment	(28)	(54)		(17)
Purchase of intangible assets	(54)	(45)		(35)
Investment in associates	(3)	(1)
Investment in other financial assets	(60)			(5)
Deferred purchase consideration paid				(13)
Lease incentives received		6
Disposal of property, plant and equipment		3
Disposal of hotel assets, net of costs and cash disposed	0			44
Repayments of other financial assets	8	13		14
Net cash from investing activities	(137)	(78)		(12)
Cash flow from financing activities
Repurchase of shares	(790)	(482)
Purchase of own shares by employee share trusts	(8)	(1)
Dividends paid to shareholders	(245)	(233)
Dividend paid to non-controlling interest	(3)
Repayment of commercial paper				(828)
Issue of long-term bonds, including effect of currency swaps	657
Repayment of long-term bonds		(209)
Principal element of lease payments	(28)	(36)		(32)
Net cash from financing activities	(417)	(961)		(860)
Net movement in cash and cash equivalents in the year	339	(393)		(236)
Cash and cash equivalents at beginning of the year	921	1,391		1,624
Exchange rate effects	18	(77)		3
Cash and cash equivalents at end of the year	$ 1,278	$ 921		$ 1,391

[1]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).